Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

B3. Property, plant and equipment

Property, plant and equipment is stated at historic cost less depreciation with the exception of freehold land and assets under construction which are not depreciated. Historic cost includes expenditure that is directly attributable to the acquisition of the items.

A breakdown of property, plant and equipment is shown below:

		Service		Vehicles
	Land and	contract	Other plant	and office
	buildings	equipment	and equipment	equipment	Total
	£m	£m	£m	£m	£m
Cost
At 1 January 2021	87	524	186	200	997
Exchange differences	(4)	(27)	(9)	(5)	(45)
Additions	3	94	13	19	129
Disposals	(2)	(73)	(3)	(18)	(96)
Acquisition of companies and businesses[1]	3	—	1	8	12
Reclassification from IFRS 16 ROU assets[2]	—	—	—	6	6
At 31 December 2021	87	518	188	210	1,003
At 1 January 2022	87	518	188	210	1,003
Exchange differences	5	27	11	15	58
Additions	7	112	19	19	157
Disposals	(1)	(72)	(7)	(27)	(107)
Acquisition of companies and businesses[1]	29	2	4	30	65
Reclassification from IFRS 16 ROU assets[2]	—	—	—	8	8
At 31 December 2022	127	587	215	255	1,184
Accumulated depreciation and impairment
At 1 January 2021	(30)	(310)	(132)	(122)	(594)
Exchange differences	1	16	7	3	27
Disposals	1	72	2	15	90
Depreciation charge	(3)	(92)	(12)	(21)	(128)
At 31 December 2021	(31)	(314)	(135)	(125)	(605)
At 1 January 2022	(31)	(314)	(135)	(125)	(605)
Exchange differences	(3)	(18)	(8)	(11)	(40)
Disposals	1	72	6	25	104
Impairment charge	(8)	—	—	—	(8)
Depreciation charge	(3)	(96)	(14)	(27)	(140)
At 31 December 2022	(44)	(356)	(151)	(138)	(689)
Net book value
At 1 January 2021	57	214	54	78	403
At 31 December 2021	56	204	53	85	398
At 31 December 2022	83	231	64	117	495
1.	Includes current-year acquisitions of £64m (2021: £11m) as well as adjustments to prior-year acquisitions within the measurement period.
2.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified from ROU assets (Note B4).

Depreciation of assets is calculated using the straight-line method to allocate the difference between their cost and their residual values over their estimated useful lives, as follows:

Freehold buildings:	50 to 100 years
Leasehold improvements:	Shorter of the lease term or estimated useful life
Vehicles:	4 to 10 years
Plant and equipment (including service contract equipment):	3 to 10 years
Office equipment, furniture and fittings:	3 to 10 years

Residual values and useful lives of assets are reviewed annually and amended as necessary. Fixed assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the fixed asset may exceed its recoverable amount. There were £8m of impairments in the year (2021: £nil) recognised due to the forthcoming closure of surplus office space related to the Terminix acquisition.

When assets are sold, the gain or loss between sale proceeds and net book value is recognised in the income statement.

The category of service contract equipment represents the pool of assets used by the Group in delivering contracted services to customers. Land and buildings comprise mainly offices and warehouses.